Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	RICE
Entity Registrant Name	Rice Energy Inc.
Entity Central Index Key	0001588238
Entity Filer Category	Non-accelerated Filer